Fair Value Measurements - Summary of Plan"s Investments at Fair and Contact Value Based on Valuation Inputs (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 2,535,842	$ 2,277,686
Investments at contract value	218,138	236,585
Total investments	2,753,980	2,514,271
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	528,072	494,086
Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	253,062	247,772
Common / Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,754,708	1,535,828
Level 1 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	781,134	741,858
Level 1 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	528,072	494,086
Level 1 Inputs | Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	253,062	247,772
Level 1 Inputs | Common / Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,754,708	1,535,828
Level 2 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Inputs | Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Inputs | Common / Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,754,708	$ 1,535,828